Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from affiliates, net	$ 2,376,000	$ 1,509,000
Due to container investors, net	17,985,000	18,697,000
Affiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net	$ 0	$ 0